Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Less: Accumulated depreciation	$ (25,286)	$ (7,501)
Total	185,224	105,018
Furniture and Fixtures [Member]
Property and equipment, gross	$ 112,519	$ 112,519
Property and equipment, estimated useful lives	P5Y	P5Y